PGIM S&P 500 Buffer 20 ETF - July
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 104.6%
Affiliated Mutual Fund 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $198,111)(wb)	198,111	$198,111
Options Purchased*~ 103.7%
(cost $22,639,229)		22,924,686

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.6% (cost $22,837,340)		23,122,797
Options Written*~ (4.6)%
(premiums received $953,866)		(1,022,214)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $21,883,474)		22,100,583
Liabilities in excess of other assets(z) (0.0)%		(6,657)

Net Assets 100.0%		$22,093,926

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/26	$6.18		354		35	$21,968,532
SPDR S&P 500 ETF Trust	Put	06/30/26	$617.85		354		35	956,154
Total Options Purchased (cost $22,639,229)								$22,924,686
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/26	$683.90		354		35	$(729,636)
SPDR S&P 500 ETF Trust	Put	06/30/26	$494.28		354		35	(292,578)
Total Options Written (premiums received $953,866)								$(1,022,214)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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